8. INVENTORIES (Details Narrative) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Inventories	$ 690,629	$ 344,692	$ 454,588
Reserve for impaired inventory	$ 10,000	$ 10,000	$ 10,000